Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2024	$226,819	$12,469	$128,228	$11,685	$237	$379,438
Asset additions	14,226	-	4,794	789	-	19,809
Change in decommissioning provision	(1,420)	-	-	-	-	(1,420)
Balance at December 31, 2024	239,625	12,469	133,022	12,474	237	397,827
Asset additions	111,652	-	19,202	2,933	308	134,095
Asset disposals	-	-	-	(31)	-	(31)
Change in decommissioning provision	(1,014)	-	-	-	-	(1,014)
Balance at December 31, 2025	$350,263	$12,469	$152,224	$15,376	$545	$530,877

Accumulated depreciation and depletion
Balance at January 1, 2024	$(132,474)	$-	$(85,440)	$(8,223)	$(200)	$(226,337)
Depreciation/depletion for the year	(14,172)	-	(8,615)	(1,278)	(26)	(24,091)
Balance at December 31, 2024	(146,646)	-	(94,055)	(9,501)	(226)	(250,428)
Depreciation/depletion for the year	(11,233)	-	(7,741)	(2,249)	(11)	(21,234)
Impairment for the year	-	-	(10,400)	-	-	(10,400)
Balance at December 31, 2025	$(157,879)	$-	$(112,196)	$(11,750)	$(237)	$(282,062)

Carrying value
at December 31, 2024	$92,979	$12,469	$38,967	$2,973	$11	$147,399
at December 31, 2025	$192,384	$12,469	$40,028	$3,626	$308	$248,815